Segment Reporting (Reconciliation of Segment Activity to Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Real estate investments, at cost:
Investments in real estate:	$ 2,152,798	$ 2,053,591
Assets held for sale	10,788	70,839
Cash and cash equivalents	83,525	95,691	$ 47,498
Restricted cash	16,248	15,908	$ 17,679
Derivative assets, at fair value	74	392
Straight-line rent receivable, net	22,867	21,182
Operating lease right-of-use assets	14,319	14,351
Prepaid expenses and other assets	35,893	39,707
Deferred costs, net	13,937	13,642
Total assets	2,350,449	2,325,303
Medical Office Buildings
Real estate investments, at cost:
Investments in real estate:	895,253	891,477
Triple-Net Leased Healthcare Facilities
Real estate investments, at cost:
Investments in real estate:	291,184	305,250
Seniors Housing Communities
Real estate investments, at cost:
Investments in real estate:	$ 966,361	$ 856,864